Commitments and contingencies (Details Narrative) - MiX Telematics Limited [Member] - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Loss Contingencies [Line Items]
Other commitment	$ 4.4	$ 2.2
Amended Network Service Agreement With Mobile Telephone Network Proprietary Limited [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Loss contingency estimate of possible loss	0.8	1.1
Intangible Asset Purchase Commitment [Member]
Loss Contingencies [Line Items]
Other commitment	$ 1.6	$ 1.4